Long-Term Debt - Revolving Line of Credit (Details) $ in Thousands	Aug. 05, 2025 USD ($)	Jul. 17, 2025 USD ($)	Dec. 27, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jul. 07, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 08, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt
Total long-term debt							$ 16,316		$ 41,212	$ 31,744
Credit Agreement | East West Bank
Long-Term Debt
Borrowing capacity						$ 10,000
Additional incremental borrowing capacity						$ 5,000
Spread on variable rate (as percent)						0.10%
Interest rate (as percent)						3.00%
Minimum loan rate to be maintained on loan effective rate (as percent)						0.50%
Percentage of interest rate added to loan rate in the event of default (as percent)						5.00%
Value of eligible accounts to the aggregate amount of all outstanding advances ratio						2.0
Revolving Credit Facility | 2024 Credit Agreement | Line of Credit
Long-Term Debt
Borrowing capacity			$ 5,000					$ 5,000
Debt periodic payment, principal					$ 1,000
Ratio of eligible accounts to the aggregate amount of credit advances					1.00				1.00
Fees paid to third parties			100	$ 100
Line of credit facility, prepayments			5,000
Loan proceeds			4,000
Line of credit facility, out of pocket prepayments			1,000
Debt instrument, covenant compliance, minimum unrestricted cash amount			$ 750
Extension fee		$ 50
Extension fee, additional interest rate		5.00%
Installment payments	$ 200
Total long-term debt								$ 3,600
Revolving Credit Facility | 2024 Credit Agreement | Line of Credit | On or Before January 15, 2025
Long-Term Debt
Debt periodic payment, principal					$ 1,000
Revolving Credit Facility | 2024 Credit Agreement | Line of Credit | On or Before April 15, 2025
Long-Term Debt
Debt periodic payment, principal					2,000
Revolving Credit Facility | Credit Agreement | Line of Credit
Long-Term Debt
Amount exceeding borrowing base					500
Debt periodic payment, principal					$ 1,000
Revolving Credit Facility | Credit Agreement | Line of Credit
Long-Term Debt
Total long-term debt							$ 0		$ 3,700	$ 3,000